Related Party Transactions - Schedule of Remuneration Attributed to Key Management Personnel (Details) - Related Party [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Remuneration Attributed to Key Management Personnel [Line Items]
Consulting fees	$ 147,700	$ 80,000	$ 595,400	$ 160,833	$ 757,233	$ 230,000
Salaries		170,641	26,228	377,656	539,174	633,957
Director fees					165,000
Share-based compensation	15,842	(54,859)	36,616	(32,583)	23,861	357,349
Total	$ 246,832	$ 195,782	$ 741,534	$ 505,906	$ 1,485,268	$ 1,221,306